STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Changes in Outstanding Stock Options
Stock options outstanding at December 31, 2020 and changes during the year ended December 31, 2020 are as follows:

	December 31, 2020
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value

	(Shares and intrinsic value in thousands)
Former IAC options outstanding at January 1, 2020	4,887	$64.63
Activity between January 1, 2020 and June 30, 2020
Exercised	(380)	51.73
Forfeited	(10)	65.22
Former IAC options outstanding at June 30, 2020 prior to the Separation adjustment	4,497	65.72
Options outstanding as of June 30, 2020 representing Former IAC options converted into Match Group options in conjunction with the Separation(a)	9,707	21.14
Assumption of the 2015 and 2017 plans of the Former Match Group	5,744	16.77
Outstanding at June 30, 2020 after Separation adjustment and adoption of the 2015 and 2017 plans of Former Match Group	15,451	19.52
Activity between July 1, 2020 and December 31, 2020
Exercised	(7,955)	19.53
Forfeited	(67)	22.43
Expired	(4)	14.79
Outstanding at December 31, 2020	7,425	$19.48	5.7	$977,957
Options exercisable	5,411	$19.03	5.4	$715,083
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(a)Immediately prior to the Separation, the vesting of all outstanding, unvested Former IAC stock options was accelerated, and all Former IAC options outstanding were converted into IAC options and Match Group options pursuant to the Employee Matters Agreement entered into on June 30, 2020 between Match Group and IAC. Each Former IAC option outstanding converted into (i) one IAC stock option; and (ii) 2.1584 Match Group stock options, which are reflected here. The exercise price of each Former IAC option was allocated between the newly created options of IAC and Match Group based on the relative value of IAC and Match Group, respectively, to the Former IAC value at the close of business on the day of Separation.

Schedule of Stock Options Outstanding and Exercisable	The following table summarizes the information about stock options outstanding and exercisable at December 31, 2020:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Outstanding at December 31, 2020	Weighted- Average Remaining Contractual Life in Years	Weighted-Average Exercise Price	Exercisable at December 31, 2020	Weighted- Average Remaining Contractual Life in Years	Weighted-Average Exercise Price

	(Shares in thousands)
$0.01 to $10.00	1,105	5.3	$8.57	1,079	5.3	$8.56
$10.01 to $20.00	2,633	5.7	15.12	1,559	5.4	14.35
$20.01 to $30.00	3,345	5.7	24.20	2,570	5.4	24.11
$30.01 to $50.00	342	7.1	42.18	203	7.2	46.30
	7,425	5.7	$19.48	5,411	5.4	$19.03

Schedule of Restricted Stock Units and Performance Stock Units
Unvested RSUs, PSUs, and market-based awards outstanding at December 31, 2020 and changes during the year ended December 31, 2020 are as follows:

	RSUs		PSUs		Market-based awards
	Number of shares	Weighted Average Grant Date Fair Value	Number of shares(a)	Weighted Average Grant Date Fair Value	Number of shares(a)	Weighted Average Grant Date Fair Value

	(Shares in thousands)
Unvested at January 1, 2020	202	$132.37	—	$—	159	$153.43
Activity between January 1, 2020 and June 30, 2020
Granted	8	295.37	—	—	—	—
Vested	(78)	104.62	—	—	(53)	167.32
Forfeited	(3)	222.34	—	—	—	—
Converted to IAC awards, no longer outstanding at Match Group due to Separation	(129)	158.27	—	—	(106)	146.49
Assumption of the 2015 and 2017 plans of the Former Match Group	3,464	58.52	355	53.00	912	21.11
Activity between July 1, 2020 and December 31, 2020
Granted	277	106.17	195	102.70	—	—
Vested	(304)	48.80	—	—	(111)	22.56
Forfeited	(138)	67.99	—	—	(65)	23.84
Expired	—	—	—	—	(22)	23.35
Unvested at December 31, 2020	3,299	$63.02	550	$74.59	714	$19.34
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(a)Represents the maximum shares issuable.